UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2006

Date of reporting period:	April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.   REPORT TO SHAREHOLDERS

PIMCO Corporate Income Fund

Semi-Annual Report
April 30, 2006

Contents
Letter to Shareholders	1
Performance & Statistics	2
Schedule of Investments	3-12
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16-25
Financial Highlights	26
Annual Shareholder Meeting Results	27

PIMCO Corporate Income Fund Letter to Shareholders

June 8, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Corporate Income Fund (the “Fund”) for the six months ended April 30, 2006.

During the six month period, the Federal Reserve raised short-term interest rates 100 basis points, putting pressure on most fixed income sectors. For instance, the overall bond market (as measured by the Lehman Brothers Aggregate Bond Index) returned 0.56% during the reporting period, while the general corporate bond market (Merrill Lynch U.S. Corporate Index) was relatively flat, returning 0.04%. High yield bonds posted solid returns, however, as the Merrill Lynch High Yield Master II Index advanced 4.91%. Lower quality bonds outperformed higher quality issues within the high yield category, as spreads continued to narrow and default rates remain low by historical standards.

For the six months ended April 30, 2006, the Fund returned 3.28% on net asset value and 8.41% on market price.

Please review the following pages for specific information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. You can also find a wide range of information and resources on our Web site at www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel

Chairman	President & Chief Executive Officer

PIMCO Corporate Income Fund Performance & Statistics
April 30, 2006 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PCN	U.S. dollar-denominated corporate	December 21, 2001
debt obligations of varying
Objective:	maturities and other corporate	Net Assets(1):
To provide high current income.	income-producing securities	$820.0 million
Capital preservation and
appreciation are secondary	.	Portfolio Manager
objectives.		Mark Kiesel

Total Return(2):	Market Price	Net Asset Value (“NAV”)
Six months	8.41%	3.28%
1 year	17.43%	6.75%
Commencement of Operations (12/21/01) to 4/30/06	11.29%	10.78%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (12/21/01) to 4/30/06	Market Price	$15.43
■ NAV	NAV	$14.40
■ Market Price	Premium to NAV	7.15%
	Market Price Yield(3)	8.26%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at April 30, 2006.

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CORPORATE BONDS & NOTES — 74.3%

Airlines — 3.6%
$2,490	American Airlines, Inc., 6.978%, 10/1/12, Ser. 01-2	Baa2/BBB+	$2,552,476
	Continental Airlines, Inc., pass thru certificates,
10,000	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	10,061,061
3,035	7.056%, 9/15/09, Ser. 99-2	Baa3/A-	3,124,419
2,447	9.798%, 4/1/21	Ba2/BBB-	2,556,981
7,000	Delta Air Lines, Inc., pass thru certificates,
	7.57%, 5/18/12, Ser. 00-1	Ba2/BB	7,004,375
	United Air Lines, Inc.,
5,107	6.201%, 3/1/10, Ser. 01-1	NR/NR	5,110,675
417	10.36%, 11/13/12, Ser. 91C (b)(d)(e)(f)	NR/NR	23,982
			30,433,969
Apparel & Textiles — 0.4%
1,500	Quiksilver, Inc., 6.875%, 4/15/15	B1/BB-	1,455,000
2,000	Russell Corp., 9.25%, 5/1/10	B2/B	2,100,000
			3,555,000
Automotive — 0.9%
1,500	ArvinMeritor, Inc., 8.75%, 3/1/12	Ba2/BB	1,546,875
2,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	2,879,488
1,500	Ford Motor Co., 9.98%, 2/15/47	Ba3/BB-	1,222,500
1,500	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	1,620,000
			7,268,863
Banking — 3.4%
6,500	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	6,016,790
5,000	Colonial Bank, 9.375%, 6/1/11	Ba1/BBB-	5,633,385
1,700	Fifth Third Capital Trust I, 8.136%, 3/15/27, Ser. A	Aa3/NR	1,797,509
	HSBC Capital Funding L.P., VRN,
3,000	4.61%, 6/27/13 (d)	A1/A-	2,743,224
1,000	10.176%, 6/30/30	A1/A-	1,406,716
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A	6,542,565
1,000	Riggs Capital Trust, 8.625%, 12/31/26, Ser. A	A3/BBB+	1,059,754
1,750	Riggs National Corp., 9.65%, 6/15/09	A3/A-	1,950,088
1,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	A1/A	1,118,790
			28,268,821
Chemicals — 0.7%
5,000	Lyondell Chemical Co., 10.50%, 6/1/13	B1/BB-	5,618,750

Computer Services — 0.3%
	Electronic Data Systems Corp.,
1,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	1,003,539
1,500	7.125%, 10/15/09	Ba1/BBB-	1,570,149
			2,573,688
Containers & Packaging — 0.7%
	Smurfit-Stone Container,
1,000	8.375%, 7/1/12	B2/CCC+	980,000
5,000	9.75%, 2/1/11	B2/CCC+	5,137,500
			6,117,500

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
Diversified Manufacturing — 2.2%
	Hutchison Whampoa International Ltd., (d)
$3,500	6.25%, 1/24/14	A3/A-	$3,536,057
500	6.50%, 2/13/13	A3/A-	512,328
2,000	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	2,120,000
1,030	Raychem Corp., 7.20%, 10/15/08	Baa3/BBB+	1,060,187
£5,800	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	11,396,301
			18,624,873
Energy — 0.8%
$1,000	Edison Mission Energy, 7.73%, 6/15/09	B1/B+	1,028,750
2,000	FirstEnergy Corp., 7.375%, 11/15/31, Ser. C	Baa3/BBB-	2,179,546
2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	2,962,103
818	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	791,528
			6,961,927
Financial Services — 9.6%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,168,214
8,500	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	9,511,245
2,000	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	2,090,000
4,269	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	4,805,589
	Ford Motor Credit Co.,
500	5.70%, 1/15/10	Ba2/BB-	439,903
2,000	5.80%, 1/12/09	Ba2/BB-	1,811,388
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/B+	1,052,500
1,180	General Electric Capital Corp., 8.30%, 9/20/09	Aaa/AAA	1,284,188
	General Motors Acceptance Corp.,
5,000	6.875%, 9/15/11	Ba1/BB	4,689,115
15,000	7.75%, 1/19/10	Ba1/BB	14,763,705
3,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	3,465,801
1,265	HSBC Finance Corp., 7.65%, 5/15/07	Aa3/A	1,293,378
3,900	MBNA Capital, 5.48%, 2/1/27, Ser. B, FRN	Aa3/A	3,863,192
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	1,406,967
300	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	318,202
	Pemex Project Funding Master Trust,
4,350	8.00%, 11/15/11	Baa1/BBB	4,721,925
1,400	8.625%, 2/1/22	Baa1/BBB	1,624,700
3,500	9.50%, 9/15/27, VRN	NR/BBB	4,387,250
2,000	Preferred Term Securities XIII, 5.47%, 3/24/34, FRN (b)(d)(f)	Aaa/AAA	1,991,645
6,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	6,191,978
6,000	Toll Brothers Finance Corp., 5.15%, 5/15/15	Baa3/BBB-	5,386,542
1,500	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	1,659,375
1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	1,035,000
			79,961,802
Food & Beverage — 0.9%
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	3,150,000
4,000	Tyson Foods, Inc., 6.60%, 4/1/16	Baa3/BBB	3,930,984
			7,080,984
Healthcare & Hospitals — 1.5%
	HCA, Inc.,
550	8.36%, 4/15/24	Ba2/BB+	570,608
1,000	8.70%, 2/10/10	Ba2/BB+	1,072,809
5,470	9.00%, 12/15/14	Ba2/BB+	6,154,603

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
Healthcare & Hospitals (continued)
	Tenet Healthcare Corp.,
$2,500	7.375%, 2/1/13	B3/B	$2,343,750
2,000	9.25%, 2/1/15 (d)	B3/B	2,045,000
			12,186,770
Hotels/Gaming — 3.5%
	Caesars Entertainment, Inc.,
3,000	7.00%, 4/15/13	Baa3/BBB-	3,126,174
2,000	8.125%, 5/15/11	Ba1/BB+	2,162,500
1,000	Choctaw Resort Development Enterprise, Inc.,
	7.25%, 11/15/19 (d)	B1/BB-	1,013,750
1,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	1,031,250
	Hilton Hotels Corp.,
1,000	7.625%, 5/15/08	Ba2/BB	1,039,578
1,646	8.25%, 2/15/11	Ba2/BB	1,781,400
5,000	ITT Corp., 7.375%, 11/15/15	Ba1/BB+	5,325,000
500	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	540,000
	MGM Mirage, Inc.,
3,000	6.625%, 7/15/15	Ba2/BB	2,921,250
5,000	8.375%, 2/1/11	Ba3/B+	5,287,500
2,565	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)(f)	Baa3/BB+	2,845,248
2,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	1,955,000
			29,028,650
Insurance — 0.4%
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (d)	NR/A-	2,243,873
1,500	Residential Reinsurance Ltd.,
	9.77%, 12/8/07, Ser. 2003, FRN (b)(d)(f)	Ba2/BB+	1,484,497
			3,728,370
Manufacturing — 0.3%
2,500	Dresser, Inc., 9.375%, 4/15/11	B2/B-	2,612,500

Metals & Mining — 1.1%
3,000	Falconbridge, Ltd., 7.25%, 7/15/12	Baa3/BBB-	3,178,050
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB	5,982,235
			9,160,285
Multi-Media — 7.7%
3,000	British Sky Broadcasting PLC, 6.875%, 2/23/09	Baa2/BBB	3,098,964
1,000	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	1,002,500
6,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B-	6,060,000
2,250	Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,710,134
925	Comcast MO of Delaware, Inc., 9.00%, 9/1/08	Baa2/BBB+	993,793
	CSC Holdings, Inc.,
1,000	7.625%, 4/1/11, Ser. B	B2/B+	1,022,500
700	7.875%, 2/15/18	B2/B+	712,250
3,000	8.125%, 7/15/09, Ser. B	B2/B+	3,127,500
7,625	8.125%, 8/15/09, Ser. B	B2/B+	7,949,063
	DirecTV Holdings LLC,
1,000	6.375%, 6/15/15	Ba2/BB-	982,500
870	8.375%, 3/15/13	Ba2/BB-	934,163
	Historic TW, Inc.,
500	6.625%, 5/15/29	Baa2/BBB+	485,914
5,000	9.125%, 1/15/13	Baa2/BBB+	5,763,330
2,000	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	2,130,000

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
Multi-Media (continued)
	News America Holdings, Inc.,
$1,610	6.75%, 1/9/38	Baa2/BBB	$1,651,982
7,450	7.43%, 10/1/26	Baa2/BBB	7,827,097
	Rogers Cable, Inc.,
CAD 1,750	7.25%, 12/15/11	Ba2/BB+	1,624,202
$3,000	8.75%, 5/1/32	Ba2/BB+	3,510,000
12,000	Time Warner, Inc., 7.70%, 5/1/32	Baa2/BBB+	13,152,660
			64,738,552
Oil & Gas — 7.5%
	CenterPoint Energy Res. Corp.,
4,000	6.50%, 2/1/08	Baa3/BBB	4,061,584
1,200	7.75%, 2/15/11	Baa3/BBB	1,297,567
4,000	Chesapeake Energy Corp., 7.75%, 1/15/15	Ba2/BB	4,150,000
	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
1,750	7.27%, 11/8/10, Ser. A	B2/B	1,768,584
3,000	7.67%, 11/8/16, Ser. B	B2/B	3,070,479
	El Paso Corp.,
5,000	8.05%, 10/15/30	Caa1/B-	5,100,000
2,000	10.75%, 10/1/10 (d)	Caa1/B-	2,245,000
4,300	Gaz Capital S.A., 8.625%, 4/28/34	Baa1/BB+	5,213,750
4,700	Gazprom AG, 9.625%, 3/1/13	NR/BB+	5,569,500
1,000	Hanover Compressor Co., 9.00%, 6/1/14	B3/B	1,080,000
868	Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	842,282
1,300	Pogo Producing Co., 8.25%, 4/15/11, Ser. B	Ba3/B+	1,355,250
300	SESI LLC, 8.875%, 5/15/11	B1/BB-	315,000
3,000	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	3,090,000
250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12, Ser. B	Ba2/BB-	284,688
2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,334,890
5,000	Weatherford International, Inc., 6.625%, 11/15/11, Ser. B	Baa1/BBB+	5,222,505
	Williams Cos., Inc.,
2,000	7.125%, 9/1/11	B1/BB-	2,065,000
7,000	7.50%, 1/15/31, Ser. A	B1/BB-	7,175,000
5,000	7.875%, 9/1/21	B1/BB-	5,350,000
1,000	8.75%, 3/15/32	B1/BB-	1,157,500
			62,748,579
Paper/Paper Products — 3.5%
	Abitibi-Consolidated, Inc.,
5,000	8.375%, 4/1/15	B1/B+	5,075,000
5,000	8.55%, 8/1/10	B1/B+	5,150,000
	Bowater, Inc.,
1,000	9.00%, 8/1/09	B1/B+	1,045,000
3,000	9.50%, 10/15/12	B1/B+	3,180,000
	Georgia-Pacific Corp.,
10,500	8.00%, 1/15/24	B2/B	10,526,250
500	8.125%, 5/15/11	B2/B	521,250
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Ba1/BBB-	780,235
2,500	OfficeMax, Inc., 7.315%, 6/15/09, Ser. A	Ba2/B+	2,546,875
			28,824,610
Pharmaceuticals — 0.1%
1,000	Wyeth, 6.50%, 2/1/34	Baa1/A	1,016,043

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
Retail — 2.2%
$9,000	Albertson’s, Inc., 8.00%, 5/1/31	Ba3/BBB-	$8,505,621
3,000	JC Penney Co., Inc., 8.125%, 4/1/27	Baa3/BBB-	3,120,849
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa2/BBB	6,630,946
			18,257,416
Telecommunications — 12.4%
	AT&T Corp., VRN,
792	9.05%, 11/15/11	A2/A	855,013
5,000	9.75%, 11/15/31	A2/A	5,942,460
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,667,165
	Cincinnati Bell, Inc.,
2,500	7.00%, 2/15/15	B1/B-	2,493,750
1,000	8.375%, 1/15/14	B3/B-	1,027,500
8,000	Citizens Communications Co., 9.25%, 5/15/11	Ba3/BB+	8,830,000
5,000	Comcast Cable Communications Holdings, Inc.,
	8.375%, 3/15/13	Baa2/BBB+	5,604,825
	Deutsche Telekom International Finance BV,
10,000	8.00%, 6/15/10	A3/A-	10,879,390
3,000	8.25%, 6/15/30	A3/A-	3,572,421
	France Telecom S.A.,
10,000	7.75%, 3/1/11	A3/A-	10,889,900
3,000	8.50%, 3/1/31	A3/A-	3,708,069
1,000	Intelsat Bermuda Ltd., 8.625%, 1/15/15 (d)	B2/B+	1,045,000
	Nextel Communications, Inc.,
3,000	6.875%, 10/31/13, Ser. E	Baa2/A-	3,082,653
2,000	7.375%, 8/1/15, Ser. D	Baa2/A-	2,089,446
750	PCCW Capital II Ltd., 6.00%, 7/15/13 (d)	Baa2/BBB	739,220
12,860	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B3/B	12,972,525
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	B2/B	2,025,000
2,300	Qwest Corp, 8.16%, 6/15/13, FRN	Ba3/BB	2,515,625
	Sprint Capital Corp.,
6,900	6.125%, 11/15/08	Baa2/A-	7,016,148
4,000	6.875%, 11/15/28	Baa2/A-	4,132,716
1,200	Time Warner Telecom Holdings, Inc., 8.749%, 2/15/11, FRN	B2/CCC+	1,230,000
5,469	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	5,802,166
1,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	1,505,902
			103,626,894
Tobacco — 0.2%
2,000	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	Ba2/BB+	2,050,000

Utilities — 8.2%
500	Consumers Energy Co., 6.375%, 2/1/08 (d)(f)	Baa3/BBB-	505,794
	East Coast Power LLC, Ser. B,
1,085	6.737%, 3/31/08	Baa3/BBB-	1,093,531
3,128	7.066%, 3/31/12	Baa3/BBB-	3,205,695
3,100	Entergy Gulf States, Inc., 5.61%, 12/8/08, FRN (d)	Baa3/BBB+	3,104,012
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (b)(d)	Baa2/BBB+	2,092,470
4,355	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (d)	Ba2/BB-	4,382,219
4,600	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,968,000
	IPALCO Enterprises, Inc.,
2,150	8.375%, 11/14/08	Ba1/BB-	2,246,750
5,500	8.625%, 11/14/11	Ba1/BB-	6,022,500
3,569	Midwest Generation LLC, pass thru certificates,
	8.56%, 1/2/16, Ser. B	B1/B+	3,859,127

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
Utilities (continued)
$2,000	Northern States Power Co., 8.00%, 8/28/12, Ser. B	A2/A-	$2,247,492
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BBB-	1,000,365
2,000	Potomac Electric Power, 6.25%, 10/15/07	A3/A-	2,021,806
	PSEG Energy Holdings LLC,
6,000	8.50%, 6/15/11	Ba3/BB-	6,450,000
4,790	8.625%, 2/15/08	Ba3/BB-	4,993,575
8,000	PSEG Power LLC, 8.625%, 4/15/31	Baa1/BBB	9,933,840
4,829	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	Caa2/D	4,684,001
3,500	Tucson Electric Power, 7.50%, 8/1/08, Ser. B	Baa3/BBB-	3,626,504
2,000	TXU U.S. Holdings Co., 7.17%, 8/1/07	Baa3/BB+	2,040,852
			68,478,533
Waste Disposal — 2.2%
	Allied Waste North America, Inc.,
3,000	7.25%, 3/15/15	B2/BB-	3,067,500
1,000	7.875%, 4/15/13	B2/BB-	1,045,000
3,625	8.50%, 12/1/08, Ser. B	B2/BB-	3,833,437
	Waste Management, Inc.,
5,000	7.10%, 8/1/26	Baa3/BBB	5,282,095
5,000	7.375%, 8/1/10	Baa3/BBB	5,314,080
			18,542,112
	Total Corporate Bonds & Notes (cost-$614,953,431)		621,465,491

SOVEREIGN DEBT OBLIGATIONS — 5.1%

Brazil — 2.2%
	Federal Republic of Brazil,
2,179	8.00%, 1/15/18	Ba3/BB	2,370,752
1,250	10.125%, 5/15/27	Ba3/BB	1,606,250
755	10.50%, 7/14/14	Ba3/BB	938,087
9,000	11.00%, 8/17/40	Ba3/BB	11,598,750
1,050	12.75%, 1/15/20	Ba3/BB	1,554,000
			18,067,839
Guatemala — 0.2%
1,500	Republic of Guatemala, 9.25%, 8/1/13 (d)	Ba2/BB-	1,702,500

Panama — 1.0%
	Republic of Panama,
3,000	9.375%, 7/23/12	Ba1/BB	3,465,000
4,470	9.625%, 2/8/11	Ba1/BB	5,118,150
			8,583,150
Peru — 0.1%
600	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	669,600

Russia — 1.1%
	Russian Federation,
7,362	5.00%, 3/31/30, VRN	Baa2/BBB	7,993,851
1,156	8.25%, 3/31/10	Baa2/BBB	1,216,231
			9,210,082

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
South Africa — 0.4%
	Republic of South Africa,
$120	7.375%, 4/25/12	Baa1/BBB+	$128,550
2,600	9.125%, 5/19/09	Baa1/BBB+	2,859,132
			2,987,682
Ukraine — 0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,044,600
Total Sovereign Debt Obligations (cost-$38,913,509)			42,265,453

U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
	Fannie Mae,
136	6.983%, 2/19/30, CMO, VRN	Aaa/AAA	137,667
3,003	7.00%, 2/1/36, MBS (k)	Aaa/AAA	3,098,741
1,579	7.00%, 12/25/41, CMO (k)	Aaa/AAA	1,619,804
168	7.50%, 5/25/42, CMO	Aaa/AAA	173,729
7,754	7.50%, 12/25/45, CMO (k)	Aaa/AAA	8,051,044
38	8.00%, 7/18/27, CMO	Aaa/AAA	39,918
7,836	8.00%, 12/25/45, CMO (k)	Aaa/AAA	8,247,292
Total U.S. Government Agency Securities (cost-$21,525,836)			21,368,195

MORTGAGE-BACKED SECURITIES — 2.2%
3,500	Chase Commercial Mortgage Securities Corp.,
	6.887%, 10/15/32, CMO (d)	NR/BB+	3,572,848
	GSMPS Mortgage Loan Trust, CMO, (d)
4,215	7.50%, 6/19/27 (k)	NR/NR	4,336,610
4,820	7.50%, 6/25/43	NR/NR	4,876,429
	Merrill Lynch Mortgage Investors, Inc., CMO, VRN,
2,805	7.138%, 12/15/30	Baa2/A-	3,009,533
2,000	7.407%, 2/15/30	Baa1/BBB+	2,069,655
648	Morgan Stanley Capital I, 5.041%, 4/15/16, CMO, FRN (d)	Aaa/AAA	648,882
Total Mortgage-Backed Securities (cost-$18,672,667)			18,513,957

MUNICIPAL BONDS (d)(h) — 1.5%

New Jersey — 1.5%
Tobacco Settlement Financing Corp. Rev., VRN,
4,084	7.847%, 6/1/32	NR/AA	4,401,327
2,500	8.699%, 6/1/24	NR/AA	2,893,350
4,166	9.199%, 6/1/32	NR/AA	4,898,383
	Total Municipal Bonds (cost-$9,994,427)		12,193,060

SENIOR LOANS (a)(b)(c) — 0.8%

Containers & Packaging — 0.2%
	Smurfit-Stone Container,
131	4.056%, 11/1/10		132,878
428	7.125%, 11/1/10, Term B		433,777
103	7.125%, 11/1/10, Term C		104,832
215	7.125%, 11/1/11, Term C		217,833
510	7.25%, 11/1/11, Term B		517,353
			1,406,673

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
Energy — 0.2%
	AES Corp., Term B,
$714	5.69%, 8/10/11		$721,875
714	6.75%, 4/30/08		721,875
			1,443,750
Multi-Media — 0.3%
2,500	Adelphia Communications Corp., 9.75%, 6/30/09, Term B		2,445,573

Printing/Publishing — 0.1%
	Dex Media East LLC, Term B,
359	6.22%, 5/8/09		360,825
651	6.35%, 5/8/09		654,325
154	6.43%, 5/8/09		154,473
81	6.45%, 11/8/08		81,123
156	6.48%, 5/8/09		156,476
			1,407,222
Total Senior Loans (cost-$6,702,114)			6,703,218

U.S. TREASURY NOTES — 0.1%
1,300	U.S. Treasury Notes, 4.125%, 5/15/15 (cost-$1,232,442)		1,213,672

ASSET-BACKED SECURITIES — 0.1%

1,000	American Airlines, Inc., pass thru certificates,
	7.858%, 4/1/13, Ser. 01-2 (cost-$1,047,813)	Baa2/BBB+	1,064,036

PREFERRED STOCK — 0.4%

Shares
Financial Services — 0.4%
3,400	Fresenius Medical Care Capital Trust II,
	7.875%, UNIT (cost-$3,674,550)	B1/B+	3,493,500

COMMON STOCK (j) — 0.0%

Airlines — 0.0%
289	UAL Corp.		10,407

Energy — 0.0%
2,247	NRG Energy, Inc.		106,935
Total Common Stock (cost-$0)			117,342

SHORT-TERM INVESTMENTS — 12.9%

Principal
Amount
(000)
U.S. Treasury Bills (i) — 6.1%
$51,110	4.00%-4.59%, 6/1/06-6/15/06 (cost-$50,840,001)		50,840,001

Corporate Notes — 5.2%
Financial Services — 3.8%
	Ford Motor Credit Co.,
1,000	6.50%, 1/25/07	Ba2/BB-	993,984
3,000	7.75%, 2/15/07	Ba2/BB-	2,963,439

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
Financial Services (continued)
$8,000	General Motors Acceptance Corp., 5.968%, 1/16/07, FRN	Ba1/BB	$7,862,824
	HSBC Finance Corp.,
500	5.565%, 10/12/06, FRN	Aa3/A	501,381
4,000	7.20%, 7/15/06	Aa3/A	4,014,956
5,000	Sets Trust, 8.85%, 4/2/07 (d)(f)(g)	NR/NR	5,101,448
10,000	TIERS Principal Protected Trust, 8.41%, 3/22/07 (b)(d)(f)(g)	NR/NR	10,258,017
			31,696,049
Food & Beverage — 0.5%
4,139	Kroger Co., 8.15%, 7/15/06	Baa2/BBB-	4,160,668
Hotels/Gaming — 0.4%
3,000	Caesars Entertainment, Inc., 8.50%, 11/15/06	Baa3/BBB-	3,047,085
Insurance — 0.0%
123	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A	122,295
Multi-Media — 0.2%
2,105	British Sky Broadcasting PLC, 7.30%, 10/15/06	Baa2/BBB	2,120,510
Utilities — 0.3%
2,500	PPL Capital Funding Trust I, 7.29%, 5/18/06	Baa3/BB+	2,497,517
Total Corporate Notes (cost-$43,487,922)			43,644,124
Commercial Paper — 0.5%
Banking — 0.5%
3,900	Societe Generale North America, Inc.,
	5.00%, 8/24/06 (cost-$3,837,708)	NR/NR	3,836,235
Sovereign Debt Obligations — 0.0%
Ukraine — 0.0%
187	Republic of Ukraine, 11.00%, 3/15/07 (cost-$192,819)	B1/BB-	193,000

Repurchase Agreements — 1.1%
8,000	Credit Suisse First Boston,
	dated 4/28/06, 4.62%, due 5/1/06,
	proceeds $8,003,080; collateralized by
	U.S. Treasury Notes, 2.625%, 5/15/08,
	valued at $8,220,252 including accrued interest		8,000,000
1,551	State Street Bank & Trust Co.,
	dated 4/28/06, 4.40%, due 5/1/06,
	proceeds $1,551,569; collateralized by
	Fannie Mae, 3.125%, 7/15/06, valued at
	$1,582,286 including accrued interest		1,551,000
Total Repurchase Agreements (cost-$9,551,000)			9,551,000
Total Short-Term Investments (cost-$107,909,450)			108,064,360

OPTIONS PURCHASED (j) — 0.0%

Contracts
(000)
Put Options — 0.0%
	Japanese Yen, Over the Counter,
5,000	strike price ¥115, expires 5/26/06 (cost-$72,116)		91,012
Total Investments before options written
(cost-$824,698,355) — 100.0%			836,553,296

PIMCO Corporate Income Fund Schedule of Investments
April 30, 2006 (unaudited) (continued)

Contracts
(000)		Value
OPTIONS WRITTEN (j) — (0.0)%

Call Options — (0.0)%
	News America Holdings, Inc., Over the Counter,
7,450	strike price $100, expires 10/1/06 (f)	$(340,227)

Put Options — (0.0)%
	Japanese Yen, Over the Counter (b)(d),
5,000	strike price ¥112, expires 5/26/06	(25,196)
Total Options Written (premiums received-$32,290)		(365,423)

Total Investments net of options written
(cost-$824,666,065) — 100.0%		$836,187,873

Notes to Schedules of Investments:

(a)             Private Placement. Restricted as to resale and may not have a readily available market.

(b)            Illiquid security.

(c)             These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)            144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)             Security in default.

(f)               Fair-valued security.

(g)            Credit-linked trust certificate.

(h)            Residual Interest Municipal Bonds (“RIBS”)/Residual Interest Tax Exempt Bonds (“RITES”) - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(i)                All or partial amount pledged as collateral for futures contracts and/or written options.

(j)                Non-income producing.

(k)             All or partial amount pledged as collateral for reverse repurchase agreements.

Glossary:

	£—	British Pound
	¥—	Japanese Yen
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2006.
LIBOR	—	London Inter-Bank Offered Rate
MBS	—	Mortgage-Backed Security
NR	—	Not Rated
UNIT	—	More than one class of securities traded together.
VRN	—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2006.

See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund Statement of Assets and Liabilities
April 30, 2006 (unaudited)

Assets:
Investments, at value (cost-$824,698,355)	$836,553,296
Cash (including foreign currency of $130,478 with a cost of $124,819)	131,072
Interest receivable	15,260,621
Unrealized appreciation on swaps	14,311,140
Receivable for swaps purchased	4,431,133
Receivable for investments sold	1,893,165
Receivable for variation margin on futures contracts	167,500
Unrealized appreciation of forward foreign currency contracts	105,709
Prepaid expenses	48,106
Total Assets	872,901,742

Liabilities:
Payable for reverse repurchase agreements	25,006,000
Unrealized depreciation on swaps	15,762,642
Premium for swaps sold	5,878,937
Dividends payable to common and preferred shareholders	4,029,247
Payable for investments purchased	745,702
Unrealized depreciation of forward foreign currency contracts	589,309
Investment management fees payable	370,607
Options written, at value (premiums received - $32,290)	365,423
Accrued expenses	125,619
Interest payable on reverse repurchase agreements	41,024
Total Liabilities	52,914,510

Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 12,000 shares issued and outstanding)	300,000,000
Net Assets Applicable to Common Shareholders	$519,987,232

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 36,111,495 shares issued and outstanding)	$361
Paid-in-capital in excess of par	512,964,770
Dividends in excess of net investment income	(7,386,290)
Accumulated net realized gain	8,031,204
Net unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	6,377,187
Net Assets Applicable to Common Shareholders	$519,987,232
Net Asset Value Per Common Share	$14.40

See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund Statement of Operations
For the six months ended April 30, 2006 (unaudited)

Investment Income:
Interest	$27,928,065
Consent and other fee income	536,082
Dividends	133,875
Total Investment Income	28,598,022

Expenses:
Investment management fees	3,073,115
Auction agent fees and commissions	384,199
Custodian and accounting agent fees	112,688
Interest expense on reverse repurchase agreements	104,181
Reports to shareholders	70,821
Audit and tax services	42,374
Trustees’ fees and expenses	24,806
Transfer agent fees	16,697
Legal fees	13,766
Insurance expense	12,218
New York Stock Exchange listing fees	12,181
Investor relations	7,551
Miscellaneous	8,625
Total expenses	3,883,222
Less: investment management fees waived	(819,649)
custody credits earned on cash balances	(12,368)
Net expenses	3,051,205

Net Investment Income	25,546,817

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	710,843
Futures contracts	(3,111,221)
Options written	3,461,387
Swaps	5,141,493
Foreign currency transactions	(4,560)
Net change in unrealized appreciation/depreciation of:
Investments	(4,292,814)
Futures contracts	96,047
Options written	(279,389)
Swaps	(3,416,504)
Foreign currency transactions	(381,987)

Net realized and change in unrealized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(2,076,705)
Net Increase in Net Assets Resulting from Investment Operations	23,470,112
Dividends on Preferred Shares from Net Investment Income	(6,331,934)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$17,138,178

See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund Statement of Changes in Net Assets

Applicable to Common Shareholders

	Six Months
	ended
	April 30, 2006	Year ended
	(unaudited)	October 31, 2005
Investment Operations:
Net investment income	$25,546,817	$46,243,453
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	6,197,942	9,294,991
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(8,274,647)	(25,684,273)
Net increase in net assets resulting from investment operations	23,470,112	29,854,171

Dividends and Distributions on Preferred Shares from:
Net investment income	(6,331,934)	(8,250,450)
Net realized gains	—	(471,455)
Total dividends and distributions on Preferred Shares	(6,331,934)	(8,721,905)
Net increase in net assets applicable to common shareholders resulting from investment operations	17,138,178	21,132,266

Dividends and Distributions to Common Shareholders from:
Net investment income	(25,320,355)	(45,701,987)
Net realized gains	—	(9,765,042)
Total dividends and distributions to common shareholders	(25,320,355)	(55,467,029)

Capital Share Transactions:
Reinvestment of dividends and distributions	2,441,554	3,547,880
Total decrease in net assets applicable to common shareholders	(5,740,623)	(30,786,883)

Net Assets Applicable to Common Shareholders:
Beginning of period	525,727,855	556,514,738
End of period (including dividends in excess of net investment income of $(7,386,290) and $(1,280,818), respectively)	$519,987,232	$525,727,855

Common Shares Issued in Reinvestment of Dividends and Distributions	165,608	233,775

See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Income Fund (the “Fund”), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to seek high current income with capital preservation and appreciation as secondary objectives by investing at least 80% of its assets in a diversified portfolio of U.S. dollar-denominated corporate debt obligations of varying maturities and other income producing securities.

The Fund employs a strategy of selling options on U.S. Treasury futures and other fixed income instruments. This strategy enables the Fund to capture premiums when Pacific Investment Management Company LLC (the “Sub-Adviser”) believes future interest rate volatility is likely to be lower than the level of volatility implied in the options contracts. In addition, the Fund has engaged in interest rate swaps as part of a strategy to enhance the Fund’s income while managing interest rate and credit risk.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended April 30, 2006, the Fund received $7,783,934 from swap agreements which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

(e) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Senior Loans

The Fund may purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(g) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(h) Interest Rate/Credit Default Swaps

The Fund may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received (paid) by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Futures Contracts

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

The Fund may purchase credit-linked trust certificates. Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(m) Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At April 30, 2006, the Fund had reverse repurchase agreements outstanding of $25,006,000. For the six months ended April 30, 2006, the weighted average daily balance of reverse repurchase agreements outstanding was $24,068,742 at a weighted average interest rate of 4.86%.

(n) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(o) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser

The Fund has entered an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of the Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee at the annual rate of 0.20% of the Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, the Sub-Adviser, to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund’s investment decisions. The Investment Manager and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.42% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager such that the Sub-Adviser will receive 0.30% of the Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Fund’s operations through December 31, 2006, and will receive an increasing amount thereafter.

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

3. Investment in Securities

For the six months ended April 30, 2006, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $167,505,061 and $173,378,388, respectively. Purchases and sales in U.S. government obligations were $30,763,489 and $8,802,463, respectively.

(a) Futures contracts outstanding at April 30, 2006:

		Notional		Unrealized
		Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)
Long:	Financial Future Euro — 90 day	$500	6/18/07	$(202,092)
	Financial Future Euro — 90 day	2,375	9/17/07	(1,090,310)
	Financial Future Euro — 90 day	875	12/17/07	(91,763)
	U.S. Treasury Bond	328	6/21/06	(1,973,125)
Short:	Financial Future Euro — 90 day	(500)	9/15/08	130,000
				$(3,227,290)

(b) Transactions in options written for the six months ended April 30, 2006:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2005	$7,457,367	$1,607,640
Options written	5,011,097	2,858,082
Options terminated in closing purchase transactions	(18,464)	(4,433,432)
Options outstanding, April 30, 2006	$12,450,000	$32,290

(c) Credit default swaps agreements outstanding at April 30, 2006:

	Notional
Swap	Amount		Fixed
Counterparty/	Payable on		Payments	Unrealized
Referenced Debt	Default	Termination	Received	Appreciation
Issuer	(000)	Date	(Paid) by Fund	(Depreciation)
Bank of America
Ford Motor Credit	$2,000	6/20/06	2.60%	$5,468

Bear Stearns
Bombardier	3,000	12/20/06	(1.90)%	(37,172)
EnCana	3,000	9/20/09	0.53%	34,218
Ford Motor Credit	4,000	6/20/10	5.60%	116,939
GMAC	5,000	6/20/07	4.65%	90,924

Credit Suisse First Boston
GMAC	7,000	12/20/10	5.22%	497,969
Qwest Holding	7,000	12/20/06	(1.45)%	(72,560)
Qwest Holding	7,000	12/20/10	4.56%	778,837

Goldman Sachs
Bombardier	3,000	12/20/10	4.05%	246,126
Ford Motor Credit	1,000	6/20/07	3.00%	(186)
Ford Motor Credit	7,000	12/20/10	5.90%	(655,008)
GMAC	1,300	6/20/06	3.10%	(11,331)
Reliant Energy	7,000	12/20/06	(0.85)%	36,056

HSBC Bank
Ford Motor Credit	5,000	6/20/07	2.67%	(20,538)
Ford Motor Credit	1,000	6/20/07	2.70%	(3,751)

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

3. Investment in Securities (continued)

	Notional
Swap	Amount		Fixed
Counterparty/	Payable on		Payments	Unrealized
Referenced Debt	Default	Termination	Received	Appreciation
Issuer	(000)	Date	(Paid) by Fund	(Depreciation)
J.P. Morgan Chase
American International Group	$5,100	6/20/10	0.35%	$40,278
Ford Motor Credit	1,800	6/20/06	2.15%	2,782
Ford Motor Credit	1,000	6/20/06	3.25%	4,360
Ford Motor Credit	10,000	6/20/07	3.10%	9,167
GMAC	500	6/20/06	2.75%	2,219

Lehman Securities
Ford Motor Credit	650	6/20/06	2.90%	2,292
Ford Motor Credit	7,000	12/20/06	(2.05)%	177,115
MGM	7,000	12/20/06	(0.70)%	(19,215)

Merrill Lynch
Ford Credit	2,000	6/20/07	3.45%	10,325
Reliant Energy	2,000	12/20/10	2.80%	(43,124)

Morgan Stanley Dean Witter
Ford Motor Credit	1,000	6/20/07	3.40%	4,568
Ford Motor Credit	2,000	6/20/07	3.75%	17,456
Ford Motor Credit	5,000	9/20/10	4.05%	(103,516)
GMAC	10,000	6/20/06	2.80%	44,947
GMAC	7,000	12/20/06	(2.10)%	45,436
MGM	7,000	12/20/10	2.55%	431,823
Reliant Energy	5,000	12/20/10	2.90%	(88,954)

UBS Securities
Ford Motor Credit	1,000	6/20/07	3.35%	3,881
GMAC	1,000	6/20/06	3.83%	7,215
GMAC	10,000	9/20/06	1.60%	(41,546)
				$1,513,500

(d) Interest rate swap agreements outstanding at April 30, 2006:

			Rate Type
	Notional		Payments	Payments	Unrealized
Swap	Amount	Termination	made by	received by	Appreciation
Counterparty	(000)	Date	Fund	Fund	(Depreciation)
Barclays Bank	$160,000	10/27/25	3 month LIBOR	5.25%	$(11,277,063)
Barclays Bank	160,000	12/15/25	5.25%	3 month LIBOR	8,726,000
Lehman Securities	7,450	10/1/06	7.43%	3 month LIBOR + 1.15%	41,573
Lehman Securities	334,000	2/23/16	4.405%	3 month LIBOR	1,955,979
Lehman Securities	334,000	2/23/16	3 month LIBOR	5.80%	(2,795,608)
Lehman Securities	700,000	12/18/24	5.77%	3 month LIBOR	977,187
Lehman Securities	680,000	12/18/24	3 month LIBOR	5.70%	(576,145)
UBS	1,906,000	6/15/15	1.50%	6 month LIBOR	(16,925)
					$(2,965,002)

LIBOR—London Interbank Offered Rate

The Fund received $3,000,000 par value in U.S. Treasury Bills as collateral for swap contracts.

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

3. Investment in Securities (continued)

(e) Forward foreign currency contracts outstanding at April 30, 2006:

				Unrealized
		U.S. $ Value	U.S. $ Value	Appreciation
		Origination Date	April 30, 2006	(Depreciation)
Purchased:	6,280,000 British Pound settling 5/3/06	$11,313,508	$11,415,667	$102,159
	1,750,000 Canadian Dollar settling 5/3/06	1,558,399	1,561,949	3,550
Sold:	6,280,000 British Pound settling 5/3/06	11,018,492	11,415,667	(397,175)
	6,280,000 British Pound settling 6/15/06	11,320,077	11,422,427	(102,350)
	1,750,000 Canadian Dollar settling 5/3/06	1,501,263	1,561,949	(60,686)
	1,750,000 Canadian Dollar settling 6/15/06	1,560,149	1,563,793	(3,644)
	104,830,000 Japanese Yen settling 5/23/06	895,778	921,232	(25,454)
				$(483,600)

(f) Open reverse repurchase agreements at April 30, 2006:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Securities	4.91%	4/19/06	5/18/06	$20,877,113	$20,843,000
	4.98%	4/19/06	5/18/06	4,169,911	4,163,000
					$25,006,000

Collateral for open reverse repurchase agreements at April 30, 2006 as reflected in the schedule of investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Securities	Fannie Mae	7.00%	2/1/36	$3,008,000	$3,115,171
	Fannie Mae	7.00%	12/25/41	6,900,000	1,629,622
	Fannie Mae	7.50%	12/25/45	8,000,000	8,097,892
	Fannie Mae	8.00%	12/25/45	8,000,000	8,297,791
	GSMPS Mortgage Loan Trust	7.50%	6/19/27	28,284,000	4,362,073
					$25,502,549

4. Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is substantially the same for financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $22,352,927, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $10,497,986, net unrealized appreciation for federal income tax purposes is $11,854,941.

5. Auction Preferred Shares

The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-tern capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

5. Auction Preferred Shares (continued)

For the six months ended April 30, 2006, the annualized dividend rate ranged from:

	High	Low	At April 30, 2006
Series M	4.70%	3.65%	4.60%
Series T	4.72%	3.61%	4.56%
Series W	4.80%	3.65%	4.50%
Series TH	4.95%	3.65%	4.95%
Series F	4.80%	3.66%	4.60%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Subsequent Common Dividend Declarations

On May 1, 2006, a dividend of $0.10625 per share was declared to common shareholders payable June 1, 2006 to shareholders of record on May 11, 2006.

On June 1, 2006 a dividend of $0.10625 per share was declared to common shareholders payable July 3, 2006 to shareholders of record on June 12, 2006.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”and”revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts in the future.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Investment Manager and certain of its affiliates, including the Investment Adviser, (together, the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the

PIMCO Corporate Income Fund Notes to Financial Statements
April 30, 2006 (unaudited)

7. Legal Proceedings (continued)

New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to issue against the Investment Manager or the affiliates with respect to any of the other matters referenced above, the Investment Manager or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

PIMCO Corporate Income Fund Financial Highlights
For a share of common stock outstanding throughout each period:

						For the period
	Six Months					December 21,
	Ended		Year Ended			2001*through
	April 30, 2006 (unaudited)		October 31, 2005	October 31, 2004	October 31, 2003	October 31, 2002
Net asset value, beginning of period	$14.63		$15.58	$15.38	$12.25	$14.33	**
Investment Operations:
Net investment income	0.71		1.30	1.33	1.55	1.12	(1)
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(0.06)		(0.46)	0.73	3.18	(2.00)
Total from investment operations	0.65		0.84	2.06	4.73	(0.88)
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.18)		(0.23)	(0.10)	(0.11)	(0.11)
Net realized gains	—		(0.01)	(0.01)	—	—
Total dividends and distributions on preferred shares	(0.18)		(0.24)	(0.11)	(0.11)	(0.11)
Net increase (decrease) in net
assets applicable to common
shareholders resulting from
investment operations	0.47		0.60	1.95	4.62	(0.99)
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.70)		(1.28)	(1.41)	(1.38)	(0.96)
Net realized gains	—		(0.27)	(0.34)	(0.11)	—
Total dividends and distributions to common shareholders	(0.70)		(1.55)	(1.75)	(1.49)	(0.96)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—	—	—	(0.03)	(1)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—		—	—	—	(0.10)	(1)
Total capital share transactions	—		—	—	—	(0.13)
Net asset value, end of period	$14.40		$14.63	$15.58	$15.38	$12.25
Market price, end of period	$15.43		$14.92	$15.46	$15.43	$13.24
Total Investment Return (2)	8.41%		6.92%	12.32%	29.29%	(5.30)%
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)	$519,987		$525,728	$556,515	$544,454	$429,982
Ratio of expenses to average net assets (3)(4)(5)	1.17	%(6)	1.12%	1.12%	1.15%	1.07	%(6)
Ratio of net investment income to average net assets (3)(5)	9.79	%(6)	8.54%	8.95%	10.90%	9.83	%(6)
Preferred shares asset coverage per share	$68,305		$68,791	$71,365	$70,367	$60,826
Portfolio turnover	23%		108%	74%	63%	77%

*                    Commencement of operations.

**             Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)             Calculated based on average daily shares outstanding.

(2)             Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized. (3) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(4)             Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).

(5)             During the fiscal periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.49% (annualized) and 9.47% (annualized), respectively, for the six months period ended April 30, 2006; 1.43% and 8.23%, respectively, for the year ended October 31, 2005; 1.43% and 8.64%, respectively, for the year ended October 31, 2004; 1.47% and 10.58%, respectively, for the year ended October 31, 2003; 1.37% (annualized) and 9.53% (annualized), respectively, for the period December 21, 2001 (commencement of operations) through October 31, 2002.

(6)             Annualized.

See accompanying Notes to Financial Statements

PIMCO Corporate Income Fund Annual Shareholder Meeting Results (unaudited)

The Fund held its annual meeting of shareholders on February 28, 2006. Common and/or Preferred shareholders voted to re-elect the Trustees as indicated below.

		Withheld
	Affirmative	Authority
Re-election of Robert E. Connor to serve until 2007	30,675,778	309,735

Re-election of Hans W. Kertess* to serve until 2007	10,098	38

Paul Belica, David C. Flattum*, John J. Dalesandro II and R. Peter Sullivan III, continue to serve as Trustees of the Fund.

*        Preferred Shares Trustee

(This Page Intentionally Left Blank)

Trustees and Principal Officers

Robert E. Connor

Trustee, Chairman of the Board of Trustees

Paul Belica

Trustee

John J. Dalessandro II

Trustee

David C. Flattum

Trustee

Hans W. Kertess

Trustee

R. Peter Sullivan III

Trustee

Brian S. Shlissel

President & Chief Executive Officer

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Secretary & Chief Legal Officer

Youse Guia

Chief Compliance Officer

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On March 6, 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on that Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds, or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2.   CODE OF ETHICS

Not required in this filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

           Not required in this filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

           Not required in this filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANT

           Not required in this filing.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

           Not required in this filing.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not effective at the time of this filing

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May yet Be Purchased Under the Plans or Programs
November 2005	N/A	14.62	26,629	N/A
December 2005	N/A	14.60	51,270	N/A
January 2006	N/A	14.75	14,680	N/A
February 2006	N/A	14.93	24,185	N/A
March 2006	N/A	15.04	24,529	N/A
April 2006	N/A	14.69	24,315	N/A

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.   CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.   EXHIBITS

(a) (1)          Exhibit 99.302 CERT — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)               Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: July 7, 2006

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: July 7, 2006

By	Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 7, 2006